Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Statements of Parent Company

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Payables to subsidiaries and VIEs”. The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2019, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

As the Group’s business was operated through Jifen VIE prior to the Parent Company being incorporated in 2017, no Parent Company financial information of 2016 is presented. The consolidated financial statements have been prepared as if the equity structure of the Parent Company had been in existence throughout the periods, but 100% of consolidated net assets and all of results of operations for the year ended December 31, 2016 were restricted.

Condensed Financial Information of the Parent Company

BALANCE SHEETS

	December 31,	December 31,
	2018	2019
	RMB	RMB	US$(Note2(e))
ASSETS
Current assets:
Cash and cash equivalents	2,023,415,810	148,279,138	21,298,965
Short-term investments	—	498,100,680	71,547,686
Prepayments and other current assets	29,631,942	8,030,839	1,153,558
Total current assets	2,053,047,752	654,410,657	94,000,209
Other non-current assets	—	6,251,505	897,974
Total non-current assets	—	6,251,505	897,974
Total assets	2,053,047,752	660,662,162	94,898,183
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	5,558,005	2,640,434	379,275
Non-current liabilities:
Convertible loan	—	1,218,905,676	175,084,845
Other non-current liabilities	9,686,219	7,212,463	1,036,005
Payables to subsidiaries and VIEs	523,296,223	133,385,543	19,159,635
Total non-current liabilities	532,982,442	1,359,503,682	195,280,485
Total liabilities	538,540,447	1,362,144,116	195,659,760
Shareholders’ equity (deficit):
Class A ordinary shares (US$0.0001 par value, 50,000,000 shares authorized as of December 31, 2018 and 2019; 37,022,806 shares and 40,812,245 issued as of December 31, 2018 and 2019, 27,522,806 shares and 32,176,825 shares outstanding as of December 31, 2018 and 2019)	16,292	20,260	2,910
Class B ordinary shares (US$0.0001 par value; 34,248,442 shares authorized as of December 31, 2018 and 2019; 34,248,442 shares and 32,937,193 shares issued and outstanding as of December 31, 2018 and 2019)	25,255	24,391	3,504
Additional paid-in capital	3,684,130,058	4,321,100,861	620,687,302
Treasury stock (US$0.0001 par value; 9,500,000 and 8,635,420 shares as of December 31, 2018 and December 31, 2019, respectively)	—	(142,228,779)	(20,429,886)
Accumulated other comprehensive loss	(16,428,875)	(17,934,525)	(2,576,132)
Accumulated deficit	(2,153,235,425)	(4,862,464,162)	(698,449,275)
Total shareholders’ equity (deficit)	1,514,507,305	(701,481,954)	(100,761,577)
Total liabilities and shareholders’ equity	2,053,047,752	660,662,162	94,898,183

STATEMENTS OF COMPREHENSIVE LOSS

	2017	2018	2019
	RMB	RMB	RMB	US$(Note 2 (e))
Operating expenses:
General and administrative	(3,933,590)	(959,590,151)	(287,026,788)	(41,228,818)
Total operating expenses	(3,933,590)	(959,590,151)	(287,026,788)	(41,228,818)
Loss from operations	(3,933,590)	(959,590,151)	(287,026,788)	(41,228,818)
Investment income	36,082	3,098,150	—	—
Interest income	471	23,805,861	44,271,057	6,359,139
Interest expense	—	—	(26,878,316)	(3,860,829)
Loss from subsidiaries and VIEs	(47,242,850)	(1,010,863,748)	(2,439,594,690)	(350,425,851)
Loss before provision for income taxes	(51,139,887)	(1,943,549,888)	(2,709,228,737)	(389,156,359)
Provision for income taxes	—	—	—	—
Net loss	(51,139,887)	(1,943,549,888)	(2,709,228,737)	(389,156,359)
Preferred share redemption value accretion	(6,012,783)	(101,806,743)	—	—
Gains on repurchase of convertible redeemable preferred Shares	—	18,332,152	—	—
Deemed dividend to preferred shareholders	—	(1,916,871)	—	—
Net loss attributable to ordinary shareholders	(575,152,670)	(2,028,941,350)	(2,709,228,737)	(389,156,359)
Net loss	(51,139,887)	(1,943,549,888)	(2,709,228,737)	(389,156,359)
Foreign currency translation adjustment, net of nil tax	24,651	(16,453,526)	(1,505,650)	(216,273)
Comprehensive loss	(51,115,236)	(1,960,003,414)	(2,710,734,387)	(389,372,632)

STATEMENTS OF CASH FLOWS

	2018	2019
	RMB	RMB	US$(Note 2 (e))
Cash flows provided by/(used in) operating activities	23,710,900	39,182,532	5,628,219
Cash flows used in investing activities	(591,572,091)	(3,327,606,050)	(477,980,702)
Cash flows provided by financing activities	2,206,005,176	1,397,381,828	200,721,340
Effect of exchange rate changes on cash	118,146,408	15,905,018	2,284,613
Net increase in cash and cash equivalents	1,756,290,393	(1,875,136,672)	(269,346,530)
Cash and cash equivalents, beginning of year	267,125,417	2,023,415,810	290,645,495
Cash and cash equivalents, end of year	2,023,415,810	148,279,138	21,298,965

Note: In the Company’s statements of comprehensive loss, accretion to redemption value of Series A and B convertible redeemable preferred shares of a subsidiary amounted to RMB978,201 and RMB20.5 million was treated as the subsidiary’s cost and accordingly was included in the loss of subsidiaries and VIEs in the Company’s statements of comprehensive loss for the years ended December 31, 2018 and 2019, respectively.